Income Tax - Schedule of effective income tax rate (Details)	12 Months Ended
	Jan. 02, 2022	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal statutory tax rate	21.00%	21.00%
State and local income taxes, net of federal benefit	3.70%	4.30%
Change in fair value of convertible promissory notes	0.00%	(1.30%)
Non-deductible convertible preferred stock warrant expense	(9.40%)	(8.10%)
Federal tax credits	0.30%	0.50%
Share-based compensation	(0.80%)	(0.30%)
Estinguishment of PPP Loan	0.00%	0.90%
Impact of changes in valuation allowance	(14.60%)	(16.90%)
Other	(0.20%)	(0.10%)
Effective tax rate	0.00%	0.00%